Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The Company’s net deferred tax assets, deferred tax liabilities and valuation allowance as of December 31, 2021 and 2020 are summarized as follows:

	Years Ended December 31,
(in thousands)	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$8,402	$7,741
Inventory reserve		114
Depreciation and amortization	1,272	2,226
Share based compensation	647	599
Other	613	297
Total deferred tax assets	10,935	10,977
Valuation allowance	(10,935)	(10,977)
Net deferred tax assets	—	—
Deferred tax liabilities:
Intangible assets	—	—
Net deferred tax liabilities	$—	$—